CORPORATE BORROWINGS - Narrative (Details) $ in Millions, ¥ in Billions, $ in Billions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 14,301			$ 14,232
Fixed rate | Weighted average
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.80%	4.80%	4.80%	4.70%	4.70%
U.S. dollars | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 64			$ 64
U.S. dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 2,100			1,900
Canadian dollars | Canadian dollars
Disclosure of detailed information about borrowings [line items]
Corporate borrowings		$ 2.9		$ 2,800
Japanese yen | Japanese yen
Disclosure of detailed information about borrowings [line items]
Corporate borrowings | ¥			¥ 10.0		¥ 10.0